SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated revenue data by geographic area in terms of customers' locations (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 89,908,403
British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	89,908,403
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	89,908,403
Bitcoin Mining Business | British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 89,908,403